Derecognition of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2024 (1)	2023 (1)
Assets
Carrying value of residential mortgage loans	$11,190	$13,508
Other related assets (2)	7,202	8,600
Liabilities
Carrying value of associated liabilities	17,923	20,222

(1)	The fair value of the transferred assets is $18,092 (2023 – $20,264) and the fair value of the associated liabilities is $17,692 (2023 – $19,265), for a net position of $400 (2023 – $999).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2024 (1)	2023 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$174,334	$140,296
Securities lending agreements	58,477	56,174
Total	232,811	196,470
Carrying value of associated liabilities (3)	$190,449	$160,007

(1)	The fair value of transferred assets is $232,811 (2023 – $196,470) and the fair value of the associated liabilities is $190,449 (2023 – $160,007), for a net position of $42,362 (2023 – $36,463).
(2)	Does not include over-collateralization of assets pledged.
(3)
Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 36(a)(iv) – Financial Instruments – Risk Management.